Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination, Description [Abstract]
Business Combination
3. Business Combination
On September 9, 2021, the business combination between Blue Water Merger Sub and Legacy Clarus, was consummated, pursuant to the Merger Agreement dated April 27, 2021 (the “Business Combination”). Upon the closing of the Business Combination, Merger Sub merged with and into Legacy Clarus, with Legacy Clarus as the surviving company in the Merger and becoming a wholly-owned subsidiary of the Company. Upon the closing of the Business Combination, Blue Water changed its name to “Clarus Therapeutics Holdings, Inc.”
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Blue Water is treated as the acquired company and Legacy Clarus is treated as the acquirer for financial statement reporting and accounting purposes. As a result, the historical operations of Legacy Clarus are deemed to be those of the Company. Therefore, the financial statements included in this report reflect (i) the historical operating results of Legacy Clarus prior to the Business Combination; (ii) the combined results of the Blue Water and Legacy Clarus following the Business Combination on September 9, 2021; (iii) the assets and liabilities of Legacy Clarus at their historical cost; and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock attributable to the Business

Combination is reflected retroactively to the earliest period presented and will be utilized for calculating earnings per share in all prior periods presented. No step-up
basis of intangible assets or goodwill was recorded in the Business Combination consistent with the treatment of the transaction as a reverse recapitalization of Legacy Clarus.
The aggregate consideration issued or reserved for issuance to Legacy Clarus securityholders upon the closing of the Merger was 17,886,348 shares of Company common stock. The 17,886,348 shares includes an aggregate of 1,905,000 shares of common stock (which included the 405,000 shares of the Company’s common stock that were allocated to the senior secured noteholders pursuant to the share allocation agreement, as described in Note 7,
Debt
, of which 270,000 shares reallocated to the senior secured note holders from Legacy Clarus’s equity holders and 135,000 shares from the Blue Water founder that were transferred from the Sponsor), which were issued to the holders of Legacy Clarus’ senior secured notes in connection with the Merger Agreement and were in exchange for $18.6 million of aggregate principal amount of the senior secured notes and certain outstanding royalty rights. Within the aggregate shares issued to Legacy Clarus securityholders is also 2,549,939 shares of common stock at $10.00 per share, that were issued to Legacy Clarus equity holders for the private placement additional closing shares, of which such noteholders provided gross proceeds of $25.0 million, from the date of Merger Agreement signature through Effective Time. Further, 4,901,564 shares of common stock were issued to the holders of the Series D Preferred Stock and 8,529,846 shares of common stock were issued to the holders of Legacy Clarus convertible notes that were issued and outstanding prior to the Effective Time.
In connection with the Business Combination, the Company incurred equity issuance costs and other costs considered direct and incremental to the transaction totaling $8.4 million, consisting of legal, accounting, and financial advisory and other professional fees. These amounts are reflected within additional paid in capital in the consolidated balance sheet as of December 31, 2021.
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Cash – Blue Water Trust Account and cash (net of redemptions)	$25,394
Less: Equity issuance costs and other costs paid	(8,385)

Net Proceeds from the Business Combination	$17,009

Summary of Shares Issued
Previously authorized, issued and outstanding shares of common stock of Legacy Clarus were cancelled and extinguished upon completion of the Business Combination. The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination:

Blue Water shares outstanding prior to the Business Combination	3,839,469
Conversion of Legacy Clarus Series D Preferred Stock	4,901,564
Conversion of Legacy Clarus convertible notes	8,529,846
Conversion of additional capital provided by Legacy Clarus convertible note and senior note holders	2,549,938
Conversion of Senior Secured Note principal and royalty rights	1,905,000

Total shares of the Company’s common stock outstanding immediately following the Business Combination	21,725,817

3. Business Combination
On September 9, 2021, the business combination between Blue Water Merger Sub and Legacy Clarus, was consummated, pursuant to the Merger Agreement dated April 27, 2021 (the “Business Combination”). Upon the closing of the Business Combination, Merger Sub merged with and into Legacy Clarus, with Legacy Clarus as the surviving company in the Merger and becoming a wholly-owned subsidiary of the Company. Upon the closing of the Business Combination, Blue Water changed its name to “Clarus Therapeutics Holdings, Inc.”
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, Blue Water is treated as the acquired company and Legacy Clarus is treated as the acquirer for financial statement reporting and accounting purposes. As a result, the historical operations of Legacy Clarus are deemed to be those of the Company. Therefore, the financial statements included in this report reflect (i) the historical operating results of Legacy
Clarus prior to the Business Combination; (ii) the combined results of the Blue Water and Legacy Clarus following the Business Combination on September 9, 2021; (iii) the assets and liabilities of Legacy Clarus at their historical cost; and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock attributable to the Business Combination is reflected retroactively to the earliest period presented and will be utilized for calculating earnings per share in all prior periods presented. No step-up
basis of intangible assets or goodwill was recorded in the Business Combination consistent with the treatment of the transaction as a reverse recapitalization of Legacy Clarus.
The aggregate consideration issued or reserved for issuance to Legacy Clarus securityholders upon the closing of the Merger was 17,886,348 shares of Company common stock. The 17,886,348 shares includes an aggregate of 1,905,000 shares of common stock (which included the 405,000 shares of the Company’s common stock that were allocated to the senior secured noteholders pursuant to the share allocation agreement, as described in Note 8, of which 270,000 shares reallocated to the senior secured note holders from Legacy Clarus’s equity holders and 135,000 shares from the Blue Water founder that were transferred from the Sponsor), which were issued to the holders of Legacy Clarus’ senior secured notes in connection with the Merger Agreement and were in exchange for $18.6 million of aggregate principal amount of the senior secured notes and certain outstanding royalty rights. Within the aggregate shares issued to Legacy Clarus securityholders is also 2,549,939 shares of common stock at $10.00 per share, that were issued to Legacy Clarus equity holders for the private placement Additional Closing Shares, of which such noteholders provided gross proceeds of $25.0 million, from the date of Merger Agreement signature through Effective Time. Further, 4,901,564 shares of common stock were issued to the holders of the Series D Preferred Stock and 8,529,846 shares of common stock were issued to the holders of Legacy Clarus convertible notes that were issued and outstanding prior to the Effective Time.
In connection with the Business Combination, the Company incurred equity issuance costs and other costs considered direct and incremental to the transaction totaling $8.4 million, consisting of legal, accounting, and financial advisory and other professional fees. These amounts are reflected within additional paid in capital in the consolidated balance sheet as of December 31, 2021.
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Cash – Blue Water Trust Account and cash (net of redemptions)	$25,394
Less: Equity issuance costs and other costs paid	(8,385)

Net Proceeds from the Business Combination	$17,009

Summary of Shares Issued
Previously authorized, issued and outstanding shares common stock of Legacy Clarus were cancelled and extinguished upon completion of the Business Combination. The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Blue Water shares outstanding prior to the Business Combination	3,839,469
Conversion of Legacy Clarus Series D Preferred Stock	4,901,564
Conversion of Legacy Clarus convertible notes	8,529,846
Conversion of additional capital provided by Legacy Clarus convertible note and senior note holders	2,549,938
Conversion of Senior Secured Note principal and royalty rights	1,905,000

Total shares of the Company’s common stock outstanding immediately following the Business Combination	21,725,817

The following table summarizes the impact of the transaction on the consolidated statement of stockholder’s deficit as of September 9,
2021:

Conversion of senior notes and royalty obligation carrying value	$28,254
Conversion of Legacy Clarus convertible notes carrying value	103,267
Conversion of Series D redeemable convertible preferred stock carrying value	209,290
Assumption of warrant liabilities	(14,075)
Total reverse recapitalization impact on statement of equity	$326,736